Note 4 - Fair Value Measurements - Fair Value, Assets Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Derivatives	$ 0	$ 1,376
Fair Value, Recurring [Member]
Derivatives	0	1,376
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives	0	$ 1,376
Fair Value, Recurring [Member] | Money Market Funds [Member]
Money market funds	300,000
Fair Value, Recurring [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Money market funds	300,000
Fair Value, Recurring [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Money market funds	0
Fair Value, Recurring [Member] | Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Money market funds	$ 0